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AMERICAN EXPRESS
Financial Direct

Strategist Growth Fund, Inc.

1996 Annual Report


Strategist Growth Fund

Strategist Growth Trends Fund

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Table of contents

From the portfolio managers...............................1
Independent auditors' report (Funds)......................5
Financial statements (Funds)..............................6
Notes to financial statements (Funds).....................9
Independent auditors' report (Growth Portfolio)..........13
Financial statements (Growth Portfolio)..................14
Notes to financial statements (Growth Portfolio).........17
Investments in securities (Growth Portfolio).............21
Independent auditors' report (Growth Trends Portfolio)...28
Financial statements (Growth Trends Portfolio)...........29
Notes to financial statements (Growth Trends Portfolio)..32
Investments in securities (Growth Trends Portfolio)......36

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From the portfolio manager

picture of Mitzi Malevich

Strategist Growth Fund began operation at a time when the stock market in general and growth stocks in particular were performing very well. However, the market went through a psychological shift over the summer that depressed prices of a broad range of stocks. This was especially true of technology stocks, which make up close to one-third of the Fund's Portfolio.

During a short span in June and July, investors became concerned about the threat of rising inflation, and that the Federal Reserve would be forced to bump interest rates in effort to offset such a trend. In short order, a selloff occurred in the stock market, which had a negative effect on the technology sector. These are the stocks that had benefited the most from the market's recent bull run.

As a result, the performance of the Fund slipped in the summer months. This is the kind of short-term swing that can be expected in a growth mutual fund. Growth stocks generally provide investors with the best long-term return potential, but typically with more short-term volatility than other types of mutual funds.

Prior to the period of the correction, I cut back on some of the Portfolio's holdings and raised cash in the Portfolio. However, within weeks, much of this cash was put to work. As the prices of some stocks declined, I took advantage of the buying opportunity and added to some of our stock holdings that continue to have strong, long-term potential.

Typically, I retain a small cash position in the Portfolio. After all, our focus is to provide shareholders with the opportunity for capital appreciation through investments in growth stocks.
Therefore, this Portfolio will typically be virtually fully invested and will not try to time the ups-and-downs of the market.

As this point, questions remain about the direction of long-term interest rates. However, fears about a significant increase in the rate of inflation seem unfounded based on all reports, which is a positive sign. Other questions remain about corporate earnings, another major factor that affects stock prices.

With such uncertainty, it is likely that short-term market volatility will continue. But longer-term, I believe the opportunities in growth stocks are as numerous and exciting as ever. The Portfolio will remain close to fully invested in growth stocks. I remain very optimistic that the long-term outlook for stocks is strong, and that shareholders in this fund will be positioned to benefit from that.

Mitzi Malevich
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PAGE 4

From the portfolio manager

picture of Gordon Fines

The initial fiscal year for Strategist Growth Trends Fund was quite short, beginning in mid-May, and ending less that three months later. At the time of its inception, the stock market was in the midst of a strong run, which particularly benefited growth stocks. However, not long after this Fund officially opened, the stock market ingeneral went through a summer correction.

This had a significant impact on the performance of the Fund during June and July. Stocks began to stall out under the assumption that interest rates would rise. Technology stocks were hardest hit. This sector makes up about one-fifth of the Fund's Portfolio.

The cash reserves held in the Portfolio at the time, (about 11% of the Portfolio's value) provided some cushion against the market's correction, but the Portfolio could not avoid the general down draft in stocks.

However, because I remain optimistic about the long-term direction of the market, this correction resulted in few significant changes to the Portfolio. As is the custom with Growth Trends Portfolio, I try to take advantage of specific investment themes that I think are positioned to benefit from market trends.

One of the Portfolio's most recent themes is agribusiness. The positions we've built in seed, fertilizer and chemical companies have served the Portfolio well. A good example of a company that has strong potential here is Monsanto. This agri-chemical supplier appears likely to benefit from the desire of many lesser-developed countries to improve on the nutritional content of their diets.

This is also one way that the Portfolio takes advantage of the increasing globalization of the markets. Although Monsanto is a domestic firm, they are well-positioned to build their overseas business. I also continue to seek out good foreign stocks, which currently make up a small percentage of the Portfolio.

Looking ahead, it is likely that in the short run, the market will go through a period of continued uncertainty about factors such as inflation, interest rates and corporate earnings. That may lead to further price volatility in the months ahead, which could have an impact on shareholders of the Fund.

However, looking over the loner term, I think the fundamentals remain quite favorable for stocks, particularly in the growth area. In particular, it seems likely that over the coming months and years, low inflation, modest economic growth, lower interest rates and an accommodating Federal Reserve will propel the performance of financial assets. Shareholders of this Fund should be well-positioned to benefit from that trends over time.

Gordon Fines
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PAGE 5





The board and shareholders
Strategist Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Strategist Growth Fund and Strategist Growth Trends (a series of Strategist Growth Fund, Inc.) as of July 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for the period from May 13, 1996 (commencement of operations) to July 31, 1996. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Growth Fund and Strategist Growth Trends Fund at July 31, 1996, and the results of their operations, the changes in their net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996
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
Financial statements

Statements of assets and liabilities
Strategist Growth Fund, Inc.
July 31, 1996

Assets
                                                               Strategist               Strategist Growth
                                                               Growth Fund              Trends Fund
Investment in corresponding Portfolio (Note 1)                        $23,044,137             $24,602,746
Expense receivable from AEFC                                                3,769                   3,229
Organizational costs (Note 1)                                              13,794                  13,794
Total assets                                                           23,061,700              24,619,769

Liabilities
Accrued distribution fee                                                      155                     165
Accrued administrative services fee                                            31                      33
Payable to advisor                                                         13,907                  13,907
Other accrued expenses                                                     47,845                  46,761
Total liabilities                                                          61,938                  60,866

Net assets applicable to outstanding capital stock                    $22,999,762             $24,558,903

Represented by
Capital stock  -- authorized 3,000,000,000 shares
    per Fund of $.01 par value; outstanding 993,449
    and 1,326,084 shares                                              $     9,934             $    13,261
Additional paid-in-capital                                             25,226,128              25,183,363
Undistributed net investment income                                             --                 21,361
Accumulated net realized loss (Note 1)                                (2,120,986)             (1,395,162)
Unrealized appreciation (depreciation)
    of investments                                                       (115,314)                736,080

Total - representing net assets applicable to
    outstanding capital stock                                         $22,999,762             $24,558,903

Net asset value per share of
    outstanding capital stock                                         $     23.15             $     18.52
See accompanying notes to financial statements.

Statements of operations
Strategist Growth Fund, Inc.
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Investment income
                                                               Strategist               Strategist Growth
                                                                Growth Fund             Trends Fund

Income:
     Dividends (net of foreign taxes withheld of $0 and $210)         $    29,484             $    58,541
     Interest                                                              19,565                  33,632
Total income                                                               49,049                  92,173

Expenses (Note 2):
Distribution fee                                                           12,999                  13,414
Transfer agency fee                                                           104                      72
Administrative services fee                                                 2,600                   2,683
Compensation of board members                                                 648                     648
Postage                                                                     4,297                   3,903
Registration  fees                                                         31,656                  29,080
Reports to shareholders                                                     2,313                   2,100
Audit fees                                                                  6,975                   9,206
Administrative                                                                 67                      67
Other                                                                       1,867                   1,867
Total feeder expenses                                                      63,526                  63,040
Expenses allocated from corresponding Portfolio                            34,776                  33,090
Total expenses                                                             98,302                  96,130
Less expenses reimbursed by AEFC                                          (29,884)                (25,318)
Total net expenses                                                         68,418                  70,812
Investment income (loss) -- net                                           (19,369)                 21,361


Realized and unrealized gain (loss) -- net
Net realized loss on security transactions                             (2,120,986)             (1,395,162)
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PAGE 7
Net change in unrealized appreciation or depreciation                    (115,314)                 736,080
Net loss on investments                                                (2,236,300)               (659,082)
Net decrease in net assets resulting from operations                  $(2,255,669)           $   (637,721)
See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Growth Fund, Inc.
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Operations
                                                               Strategist               Strategist Growth
                                                               Growth Fund              Trends Fund

Investment income (loss) -- net                                      $    (19,369)           $     21,361
Net loss on investments                                                (2,120,986)             (1,395,162)
Net change in unrealized appreciation or
   depreciation of investments                                           (115,314)                736,080
Net decrease in net assets resulting from operations                   (2,255,669)               (637,721)


Capital share transactions (Note 3)
Proceeds from sales                                                    25,205,431              25,146,624
Increase in net assets from capital share transactions                 25,205,431              25,146,624

Total increase in net assets                                           22,949,762              24,508,903
Net assets at beginning of period (Note 1)                                 50,000                  50,000
Net assets at end of period (including undistributed
   net investment income of $0 for Strategist
   Growth Fund and $21,361 for Stategist
   Growth Trends Fund)                                               $ 22,999,762           $  24,558,903
See accompanying notes to financial statements.

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PAGE 8
Notes to financial statements
Strategist Growth Fund, Inc.
___________________________________________________________________
1. Summary of significant accounting policies

Strategist Growth Fund (Growth Fund) and Strategist Growth Trends
Fund (Growth Trends Fund) are series of capital stock within Strategist Growth Fund, Inc. Each Fund is registered under the
Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

On April 15, 1996, American Express Financial Corporation (AEFC) purchased 1,966 shares for Strategist Growth Fund and 2,632 shares for Strategist Growth Trends Fund. Operations did not formally commence until May 13, 1996.

Investments in Portfolios

Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Growth Trust (the Trust). Growth Fund invests all of its assets in the Growth Portfolio (Portfolio), an open-end investment company that has the same objectives as the Fund. Growth Portfolio invests primarily in stocks of U.S.
and foreign companies that appear to offer growth opportunities. Growth Trends Fund invests all of its assets in the Growth Trends Portfolio, an open-end investment company that has the same objectives of the Fund. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating areas where ecomonic or technological changes are occurring. Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of July 31 ,1996, the percentages of the corresponding Portfolio owned by Growth Fund and Growth Trends Fund were 1.04% and 0.29%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements.
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PAGE 9
Organizational costs

Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $19,369 resulting in a net reclassificiation adjustment to decrease paid-in-capital by $19,369 for Strategist Growth Fund.
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PAGE 10
Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

At July 31, 1996, AEFC owned 1,966 shares for Stategist Growth Fund and 2,632 shares for Strategist Growth Trends Fund. At July 31, 1996, American Express Company (the parent company of AEFC) owned 983,091 shares for strategist Growth Fund and 1,315,789 shares for Strategist Growth Trends Fund.


___________________________________________________________________
2.  Expenses and sales charges

In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into agreements with AEFC for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Under this agreement, each Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultants' fees; compensation of board members; corporate filing fees; organizational expenses; and any other expenses properly payable by the Funds approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corp (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distibution related services.

A redemption fee of up to 1.0% is applied and retained by each Fund, if shares are redeemed or exchanged within one year of purchase.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation. However, AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Nov. 30, 1997. Under this agreement, each Fund's total expenses will not exceed 1.30% of each of the Fund's average daily net assets.

PAGE 11
____________________________________________________________
3.  Capital share transactions

Transactions in shares of capital stock for the period indicated are as follows:

                                                 Period ended July 31, 1996*
                                           Growth Fund   Growth Trends Fund
____________________________________________________________________________
Sold                                         993,449           1,326,084
____________________________________________________________________________
Net increase                                 993,449           1,326,084
____________________________________________________________________________
*Inception date was May 13, 1996.


___________________________________________________________________
4.  Capital loss carryover

For federal income tax purposes, capital loss carryovers were $2,120,986 for Strategist Growth fund and $1,395,162 for Strategist Growth Trends Fund at July 31, 1996. These capital loss carryovers will expire in 2004 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until the respective capital loss carryover has been offset or expires.


____________________________________________________________
5.  Financial highlights

"Financial highlights" showing per share data and selected information is presented on page 8 of the prospectus.

Independent auditors' report

The board of trustees and unitholders
Growth Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Growth Portfolio as of July 31, 1996, and the related statements of operations and changes in net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996. These financial statements are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purshased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Portfolio at July 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for the period from May 13, 1996 (commencment of operations) to July 31, 1996, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996

PAGE 13
Statement of assets and liabilities
Growth Portfolio
July 31, 1996

Assets

Investments in securities, at value (Note 1)
    (identified cost $1,596,400,239)          $2,191,506,852
Dividends and accrued interest receivable          1,116,073
Receivable for investment securities sold         22,095,500
U.S. government securities
 held as collateral (Note 4)                      74,151,956
Total assets                                   2,288,870,381

Liabilities
Disbursements in excess
 of cash on demand deposit                         6,693,434
Payable upon return
 of securities loaned (Note 4)                    76,891,356
Accrued investment management services fee            86,777
Other accrued expenses                                31,666
Total liabilities                                 83,703,233
Net assets                                    $2,205,167,148

See accompany notes to financial statements.

PAGE 14
Statement of operations
Growth Portfolio
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Investment income
Income:
Interest                                          $1,881,058
Dividend                                           2,778,360
Total income                                       4,659,418

Expenses (Note 2):
Investment management services fee                 3,271,780
Compensation of board members                          1,640
Custodian fees                                        44,330
Audit fees                                             4,231
Administrative                                           185
Total  expenses                                    3,322,166
   Earning credits on cash balances (Note 2)          (2,345)
Total net expenses                                 3,319,821
Investment income -- net                           1,339,597

Realized and unrealized gain (loss) -- net
Net realized gain on security transactions
   (Note 3)                                       12,989,728
Net change in unrealized appreciation or
   depreciation of investments                  (176,108,355)
Net loss on investments                         (163,118,627)
Net decrease in net assets
 resulting from operations                     $(161,779,030)

See accompanying notes to financial statements.

PAGE 15
Statement of changes in net assets
Growth Portfolio
For the period from May 13, 1996 to (commencement of operations) to July 31, 1996
Operations and distributions


Investment income - - net                         $1,339,597
Net realized gain on investments                  12,989,728
Net change in unrealized appreciation or
   depreciation of investments                 (176,108,355)
Net decrease in net assets
 resulting from operations                     (161,779,030)


Net contributions                              2,366,946,178

Total increase in net assets                   2,205,167,148
Net assets at beginning of period (Note 1)                --
Net assets at end of period                   $2,205,167,148

See accompanying notes to financial statements.

PAGE 16
Notes to financial statements
Growth Portfolio
___________________________________________________________________
1. Summary of significant accounting policies

The Growth Portfolio (Portfolio) is a series of Growth Trust (Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio seeks to provide unitholders with long-term growth of capital by investing primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Portfolio also may invest in preferred stocks, convertible securities, debt secutities derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on May 13, 1996. At this time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S.
or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call PAGE 17 option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

PAGE 18
The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $330,001 for the period from May 13, 1996 to July 31, 1996.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio;and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from May 13, 1996 to July 31, 1996, the Portfolio's custodian fees were reduced by $2,345 as a result of earnings credits from overnight cash balances.

PAGE 19
Pursuant to a Placement Agency Agreement, American Express
Financial Advisors Inc. acts as placement agent of the units of the
Trust.
___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $230,068,508 and $94,393,890 respectively, for the period from May 13, 1996 to July 31, 1996. For the same period, the portfolio turnover rate was 5%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were
$189,172 for this period.
___________________________________________________________________

4. Lending of portfolio securities

At July 31, 1996, securities valued at $82,068,675 were on loan to brokers. For collateral, the Portfolio received $2,739,400 in cash and U.S. government securities valued at $74,151,956. Income from securities lending amounted to $177,912 for the period ended July 31, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when done.

PAGE 20
                         Investments in securities

                         Growth Portfolio
                         July 31, 1996
                                                                                             (Percentages represent value of
                                                                                          investments compared to net assets)
____________________________________________________________________________________________________________________________

Common stocks (92.6%)
____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________

                                                                                                                     Airlines
(1.0%)
Northwest Airlines                                                                      600,000 (b,d)            $22,050,000
_____________________________________________________________________________________________________________________________
Automotive & related (0.8%)
Gentex                                                                                  400,000 (b)                 7,500,000
Oxford Resources Cl A                                                                   400,000 (b)                 9,500,000
                                                                                                                  ___________
Total                                                                                                              17,000,000
_____________________________________________________________________________________________________________________________
Banks and savings & loans (1.3%)
MBNA                                                                                  1,000,000                   27,875,000
_____________________________________________________________________________________________________________________________
Beverages & tobacco (2.5%)
Coca-Cola                                                                             1,206,700                   56,564,063
_____________________________________________________________________________________________________________________________
Building materials & construction (1.7%)
Clayton Homes                                                                         1,033,900                    18,093,250
Tyco Intl                                                                               500,000                    20,500,000
                                                                                                                 ____________
Total                                                                                                              38,593,250
_____________________________________________________________________________________________________________________________
Communications equipment (15.8%)
ADC Telecom                                                                             600,000 (b)                25,350,000
Andrew                                                                                1,200,000 (b,d)              49,050,000
Cisco Systems                                                                         1,600,000 (b)                82,800,000
Ericsson (LM) Tel Cl B ADR                                                            1,500,000 (c)                30,468,750
First Data                                                                              934,360                    72,529,695
Silicon Graphics                                                                        700,000 (b)                16,450,000
Tellabs                                                                               1,200,000 (b)                71,700,000
                                                                                                                 ____________
Total                                                                                                             348,348,445
_____________________________________________________________________________________________________________________________

See accompanying notes to investments in securities.

PAGE 21
Computers & office equipment (8.0%)
Compaq Computer                                                                         500,000 (b,d)              27,375,000
CSG Systems Intl                                                                         50,600 (b)                 1,049,950
Danka Business Systems ADR                                                            1,000,000 (c,d)              27,500,000
Gemstar Intl                                                                            150,000 (b)                 3,637,500
Intuit                                                                                  200,000 (b)                 7,000,000
Microsoft                                                                               200,000 (b)                23,575,000
NETCOM On-Line Communication Services                                                   400,000 (b)                 7,500,000
Oracle Systems                                                                        1,350,000 (b)                52,818,750
Solectron                                                                               800,000 (b)                25,200,000
                                                                                                                 ____________
Total                                                                                                             175,656,200
______________________________________________________________________________________________________________________________
Chemicals (1.1%)
Monsanto                                                                                750,000                   23,437,500
______________________________________________________________________________________________________________________________
Electronics (7.5%)
Applied Materials                                                                       800,000 (b)                19,100,000
AVX                                                                                     800,000                    14,100,000
DuPont Photomasks                                                                        22,500 (b)                   427,500
Harman Intl                                                                             500,000                    22,437,500
Intel                                                                                   500,000                    37,562,500
Maxim Integrated Products                                                             1,000,000 (b)                28,500,000
MEMC Electronic                                                                         600,000 (b)                21,225,000
SGS-Thomson Microelectronics                                                            300,000 (b)                10,350,000
Vishay Intertechnology                                                                  630,000                    11,655,000
                                                                                                                 ____________
Total                                                                                                             165,357,500
_____________________________________________________________________________________________________________________________
Energy (1.0%)
Mobil                                                                                   200,000                   22,075,000
_____________________________________________________________________________________________________________________________
Energy equipment & services (3.5%)
Fluor                                                                                   750,000                    45,187,500
Schlumberger                                                                            400,000 (c)                32,000,000
                                                                                                                 ____________
Total                                                                                                              77,187,500
_____________________________________________________________________________________________________________________________
Financial services (3.5%)
Green Tree                                                                            1,200,000                    40,350,000
Merrill Lynch                                                                           600,000                    36,225,000
                                                                                                                 ____________
Total                                                                                                              76,575,000
_____________________________________________________________________________________________________________________________
PAGE 22
Health care (10.9%)
Amgen                                                                                   800,000 (b)                43,700,000
Boston Scientific                                                                     1,200,000 (b,d)              57,300,000
Gensia                                                                                      161 (b)                       835
IDEXX Laboratories                                                                      400,000 (b)                15,500,000
Johnson & Johnson                                                                       700,000                    33,425,000
Medtronics                                                                              600,000                    28,425,000
Perclose                                                                                 34,800 (b)                   687,300
Pfizer                                                                                  800,000                    55,900,000
Sola Intl                                                                               200,000 (b)                 5,925,000
                                                                                                                 ____________
Total                                                                                                             240,863,135
_____________________________________________________________________________________________________________________________
Health care services (6.3%)
HealthCare COMPARE                                                                      600,000 (b)                23,175,000
HEALTHSOUTH                                                                           2,000,000 (b)                60,750,000
Service Intl                                                                          1,000,000 (d)                55,125,000
                                                                                                                 ____________
Total                                                                                                             139,050,000
_____________________________________________________________________________________________________________________________
Industrial equipment & services (4.5%)
Caterpillar                                                                             400,000                    26,350,000
Deere                                                                                 1,200,000                    42,900,000
Sanifill                                                                                750,000 (b)                31,781,250
                                                                                                                 ____________
Total                                                                                                             101,031,250
_____________________________________________________________________________________________________________________________
Industrial transportation (1.3%)
Wisconsin Central                                                                       900,000 (b)               28,125,000
_____________________________________________________________________________________________________________________________
Insurance (3.0%)
Risk Capital Holdings                                                                   883,300 (b)                15,347,337
Travelers                                                                             1,200,000                    50,700,000
                                                                                                                 ____________
Total                                                                                                              66,047,337
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (5.8%)
Disney (Walt)                                                                           500,000                    27,812,500
Duracell Intl                                                                           600,000                    27,075,000
Harley Davidson                                                                         300,000                    12,300,000
Marriott Intl                                                                           600,000                    30,825,000
Mattel                                                                                1,200,000                    29,700,000
                                                                                                                 ____________
Total                                                                                                             127,712,500
_____________________________________________________________________________________________________________________________
Metals (3.6%)
Birmingham Steel                                                                      1,100,000                    17,875,000
Nucor                                                                                 1,200,000                    56,250,000
Stillwater Mining                                                                       200,000 (b)                 4,300,000
                                                                                                                 ____________
Total                                                                                                              78,425,000
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (4.2%)
Alco Standard                                                                         1,000,000                    43,750,000
Apollo Group                                                                            750,000 (b)                20,625,000
Manpower                                                                                200,000                     6,800,000
Olsten                                                                                  800,000                    21,200,000
                                                                                                                 ____________
Total                                                                                                              92,375,000
PAGE 23
_____________________________________________________________________________________________________________________________
Textiles & apparel (2.9%)
Nike                                                                                    500,000                    51,437,500
St. John Knits                                                                          300,000                    11,850,000
                                                                                                                  ___________
Total                                                                                                              63,287,500
_____________________________________________________________________________________________________________________________
Utilities -- telephone (2.4%)
AirTouch Communications                                                                 900,000 (b)                24,750,000
MFS Communications                                                                      900,000 (b,d)              28,350,000
                                                                                                                  ___________
Total                                                                                                              53,100,000
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $1,445,618,554)                                                                                         $2,040,736,180
_____________________________________________________________________________________________________________________________

PAGE 24

Short-term securities (6.8%)
_____________________________________________________________________________________________________________________________
Issuer                                                    Annualized                    Amount                       Value(a)
                                                            yield on                   payable
                                                             date of                        at
                                                            purchase                  maturity
_____________________________________________________________________________________________________________________________
U.S. government agencies (0.3%)
Federal Home Loan Bank Disc Nt
  08-01-96                                                     5.29%                 $1,400,000                  $  1,400,000
Federal Home Loan Mtge Corp Disc Nt
  08-29-96                                                     5.24                   2,400,000                     2,390,256
Federal Natl Mtge Assn Disc Nts
  08-06-96                                                     5.24                     520,000                       519,622
  08-20-96                                                     5.24                   2,000,000                     1,994,490
                                                                                                                 ____________
                                                                                                                    6,304,368
_____________________________________________________________________________________________________________________________
Certficate of deposit (0.2%)
Domestic
Harris Trust
  08-09-96                                                     5.40                   5,700,000                    5,700,000
_____________________________________________________________________________________________________________________________
Commercial paper (6.3%)
A.I. Credit
  08-20-96                                                     5.41                   4,500,000                     4,486,647
Ameritech
  08-13-96                                                     5.40                   5,100,000                     5,089,501
  09-17-96                                                     5.43                   2,200,000 (e)                 2,183,284
AT&T Capital
  08-06-96                                                     5.38                  10,800,000                    10,791,975
BellSouth Telephone
  08-05-96                                                     5.40                   6,700,000                     6,696,002
CAFCO
  08-23-96                                                     5.42                   4,900,000 (e)                 4,883,890
  09-19-96                                                     5.42                   6,900,000 (e)                 6,846,495
Cargill
  08-27-96                                                     5.31                   3,600,000                     3,586,246
CIT Group
  08-16-96                                                     5.41                   5,900,000                     5,886,774
Commercial Credit
  08-08-96                                                     5.39                   8,500,000                     8,491,125
Commerzbank U.S. Finance
  08-26-96                                                     5.31                   5,500,000                     5,479,795
Consolidated Rail
  08-30-96                                                     5.41                   4,500,000 (e)                 4,480,534
Metlife Funding
  08-14-96                                                     5.40                   6,032,000                     6,018,167
Mobil Australia Finance
  08-02-96                                                     5.35                   1,800,000 (e)                 1,799,574
Morgan Stanley Group
  08-12-96                                                     5.37                   4,800,000                     4,791,090
  09-05-96                                                     5.37                   5,200,000                     5,173,003
Penney (JC)
  08-07-96                                                     5.40                   8,000,000                     7,992,827

PAGE 25
SAFECO Credit
  08-23-96                                                     5.41                   4,300,000                     4,285,889
St. Paul Companies
  08-09-96                                                     5.37                   5,500,000 (e)                 5,493,461
Sandoz
  09-16-96                                                     5.44                   1,400,000 (e)                 1,389,630
Smithkline Beecham
  08-13-96                                                     5.40                   6,200,000                     6,188,881
Societe Generale North America
  08-12-96                                                     5.39                   3,700,000                     3,693,952
Southwest Bell Telephone
  08-05-96                                                     5.39                   9,500,000                     9,494,353
Transamerica Finance
  08-02-96                                                     5.40                   4,500,000                     4,499,327
USAA Capital
  09-06-96                                                     5.33                   2,600,000                     2,586,220
  09-19-96                                                     5.39                   4,200,000                     4,168,941
U S WEST Communications
  09-03-96                                                     5.37                   2,300,000                     2,288,721
                                                                                                                _____________
Total                                                                                                             138,766,304
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $150,781,685)                                                                                            $ 150,770,672
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,596,400,239)(f)                                                                                      $2,191,506,852
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Foreign security values are stated in U.S. dollars. Foreign securities represent 4.1% of the Fund's net assets as of July 31, 1996.
(d) Security is partially or fully on loan. See Note 4 to the financial statements.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under
    Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under the guidelines established by the board.
(f) At July 31, 1996, the cost of securities for federal income tax purposes was $1,596,400,238 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                        $637,012,736
    Unrealized depreciation                                                         (41,906,122)
  ______________________________________________________________________________________________
    Net unrealized appreciation                                                    $595,106,614
  ______________________________________________________________________________________________

The board of trustees and unitholders
Growth Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Growth Trends Portfolio (a series of Growth Trust) as of July 31, 1996, and the related statements of operations and changes in net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996. These financial statements are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Trends Portfolio at July 31, 1996, and the results of its operations and the changes in its net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996

PAGE 27

Statement of assets and liabilities
Growth Trends Portfolio
July 31, 1996


Assets
Investments in securities, at value (Note 1)
Investments in securities of unaffiliated issuers
 (identified cost $6,336,887,547)                           $8,454,639,876
Investments in securities of affiliated issuers
 (identified cost $72,334,647)                                 133,031,250
Cash in bank on demand deposit                                   3,393,915
Dividends and accrued interest receivable                        7,099,993
Receivable for investment securities sold                       37,289,090
U.S. government securities held as collateral (Note 4)             640,540
Total assets                                                 8,636,094,664

Liabilities
Payable for investment securities purchased                     45,520,458
Payable upon return of securities loaned (Note 4)                5,018,140
Accrued investment management services fee                         561,398
Other accrued expenses                                             155,470
Total liabilities                                               51,255,466

Net assets                                                  $8,584,839,198

See accompany notes to financial statements.

PAGE 28

Statement of Operations
Growth Trends Portfolio
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Investment income

Income:
Interest                                                    $   12,099,456
Dividends (net of foreign taxes withheld of $73,091)            20,448,561
Total income                                                    32,548,017

Expenses (Note 2):
Investment management services fee                              11,544,754
Compensation of board members                                       10,250
Custodian fees                                                     256,677
Audit fees                                                           4,582
Administrative                                                       2,892
Other                                                               11,403
Total  expenses                                                 11,830,558
   Earnings credits on cash balances (Note 2)                       (6,141)
Total net expenses                                              11,824,417
Investment income -- net                                        20,723,600

Realized and unrealized gain (loss) -- net
Net realized gain on security transactions (Note 3)             44,047,563
Net change in unrealized appreciation or depreciation         (147,155,473)
Net loss on investments                                       (103,107,910)
Net decrease in net assets resulting from operations        $  (82,384,310)

See accompanying notes to financial statements.

PAGE 29

Statement of changes in net assets
Growth Trends Portfolio
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Operations and distributions

Investment income -- net                                    $   20,723,600
Net realized gain on investments                                44,047,563
Net change in unrealized appreciation or depreciation         (147,155,473)
Net decrease in net assets resulting from operations          ( 82,384,310)

Net contributions                                            8,667,223,508

Total increase in net assets                                 8,584,839,198
Net assets at beginning of period (Note 1)                              --
Net assets at end of period                                 $8,584,839,198

See accompanying notes to financial statements.

PAGE 30
Notes to financial statements
Growth Trends Portfolio

___________________________________________________________________
1. Summary of significant accounting policies

The Growth Trends Portfolio (Portfolio) is a series of Growth Trust (Trust) and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on May 13, 1996. At this time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S.
or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market PAGE 31 price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation

PAGE 32
are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $1,130,056 for the period from May 13, 1996 to July 31, 1996.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio; and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from May 13, 1996 to July 31, 1996, the Portfolio's custodian fees were reduced by $6,141 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express
Financial Advisors Inc. acts as placement agent of the units of the Trust.

PAGE 33
___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $883,856,643 and $586,814,919, respectively, for the period from May 13, 1996 to July 31, 1996. For the same period, the portfolio turnover rate was 7%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $66,667 for this period.

___________________________________________________________________
4.  Lending of portfolio securities

At July 31, 1996, securities valued at $4,997,200 were on loan to brokers. For collateral, the Portfolio received $4,377,600 in cash and U.S. government securities valued at $640,540. Income from securities lending amounted to $86,952 for the period ended July 31, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

PAGE 34
Investments in securities


Growth Trends Portfolio            (Percentages represent value of
July 31, 1996                  investments compared to net assets)


Investments in securities of unaffiliated issuers
Common stocks (86.7%)


Issuer                                      Shares      Value (a)

Aerospace & defense  (5.3%)
Boeing                                  2,100,000   $185,850,000
Lockheed Martin                         1,100,000     91,162,500
Raytheon                                1,700,000     82,450,000
United Technologies                       860,000     96,857,500

Total                                                456,320,000

Airlines (0.9%)
AMR                                  1,000,000 (b)    78,875,000

Automotive & related  (1.3%)
Chrylser                                4,000,000    113,500,000

Banks and savings & loans  (5.4%)
Citicorp                                3,200,000    262,000,000
MBNA                                    1,700,000     47,387,500
Norwest                                 3,700,000    131,350,000
State Street Boston                       500,000     25,125,000

Total                                                465,862,500

Beverages & tobacco (3.9%)
Anheuser-Busch                          1,150,000     85,962,500
Coca-Cola                               3,200,000    150,000,000
PepsiCo                                 3,000,000     94,875,000

Total                                                330,837,500

Building materials & construction (0.6%)
Tyco Intl                               1,300,000     53,300,000

Chemicals (3.3%)
IMC Global                              1,100,000     43,450,000
Monsanto                                7,000,000    218,750,000
Praxair                                   620,000     23,792,500

Total                                                285,992,500

Communications equipment & services (1.7%)
ADC Telecommunications               1,100,000 (b)    46,475,000
Andrew                               1,000,000 (b)    40,875,000
Tellabs                              1,000,000 (b)    59,750,000

Total                                                147,100,000

PAGE 35
Computers & office equipment  (16.2%)
Ceridian                             2,100,000 (b)    91,350,000
Cisco Systems                        6,000,000 (b)   310,500,000
Computer Associates Intl                2,100,000    106,837,500
Computer Sciences                    1,260,000 (b)    85,680,000
First Data                              2,300,000    178,537,500
Hewlett-Packard                         3,330,000    146,520,000
Microsoft                            1,200,000 (b)   141,450,000
Oracle                               4,000,000 (b)   156,500,000
Parametric Technology                2,500,000 (b)   104,062,500
3Com                                 1,850,000 (b)    72,843,750

Total                                              1,394,281,250

Electronics (2.6%)
Intel                                   3,000,000    225,375,000

Energy (2.5%)
Amoco                                     300,000     20,062,500
Exxon                                   1,000,000     82,250,000
Mobil                                   1,000,000    110,375,000

Total                                                212,687,500

Energy equipment & services (1.6%)
Fluor                                   1,600,000     96,400,000
Sonat Offshore Drilling                   800,000     39,200,000

Total                                                135,600,000

Financial services (1.6%)
Dean Witter                               800,000     40,700,000
Household Intl                            600,000     44,700,000
Morgan Stanley                          1,050,000     51,187,500

Total                                                136,587,500

Food (2.2%)
ConAgra                                 4,000,000    170,000,000
Pioneer Hi-Bred Intl                      400,000     21,500,000

Total                                                191,500,000

Health care (9.5%)
Amgen                                2,400,000 (b)   131,100,000
Boston Scientific                    1,000,000 (b)    47,750,000
Guidant                                   800,000     40,600,000
Johnson & Johnson                       3,600,000    171,900,000
Medtronic                               1,700,000     80,537,500
Merck                                   1,600,000    102,800,000
Pfizer                                  3,400,000    237,575,000

Total                                                812,262,500

Health care services (1.3%)
Cardinal Health                           472,400     32,831,800
HBO & Co                                1,200,000     73,500,000

Total                                                106,331,800
PAGE 36
Household products (3.0%)
Gillette                                2,100,000    133,612,500
Procter & Gamble                        1,400,000    125,125,000

Total                                                258,737,500

Industrial equipment & services (1.7%)
Case                                      600,000     26,550,000
Deere                                   2,500,000     89,375,000
Illinois Tool Works                       400,000     25,750,000

Total                                                141,675,000

Insurance (2.2%)
ACE Limited                             1,000,000     44,000,000
American Intl Group                     1,000,000     94,125,000
UNUM                                      840,000     51,240,000

Total                                                189,365,000

Leisure time & entertainment (1.8%)
Marriott Intl                           1,800,000     92,475,000
Mattel                                    800,000     19,800,000
Mirage Resorts                       2,000,000 (b)    45,000,000

Total                                                157,275,000

Media (1.0%)
A.H. Belo Series A                        650,000     26,162,500
Infinity Broadcasting Cl A             900,000 (b)    24,750,000
Time Warner                             1,000,000     34,875,000

Total                                                 85,787,500

Metals (1.0%)
Aluminum Co of America                  1,400,000     81,200,000

Multi-industry conglomerates (5.4%)
Alco Standard                           1,650,000     72,187,500
Emerson Electric                        1,477,200    124,638,750
General Electric                        3,200,000    263,600,000

Total                                                460,426,250

Restaurants & lodging (2.6%)
Hospitality Franchise System         1,700,000 (b)   102,000,000
McDonald's                              2,000,000     92,750,000
Promus Hotel                         1,000,000 (b)    27,250,000

Total                                                222,000,000

Retail (2.9%)
Albertson's                             1,300,000     53,300,000
Circuit City                              700,000     22,050,000
Federated Department Stores          1,400,000 (b)    42,350,000
Home Depot                              1,000,000     50,500,000
Kroger                                 500,000 (b)    18,875,000
Safeway                              1,700,000 (b)    61,200,000

PAGE 37
Total                                                248,275,000

Textiles & apparel (0.6%)
NIKE Cl B                                 500,000     51,437,500

Utilities -- telephone (1.7%)
AirTouch Communications              2,000,000 (b)    55,000,000
GTE                                     1,700,000     70,125,000
MFS Communications                     700,000 (b)    22,050,000

Total                                                147,175,000

Foreign (2.9%) (c)
British Airways ADR                    400,000 (d)    32,600,000
Reuters Holdings ADR                      700,000     43,837,500
Royal Dutch Petroleum                  300,000 (d)    45,262,500
Schlumberger                              700,000     56,000,000
SmithKline Beecham ADR                  1,350,000     72,562,500

Total                                                250,262,500

Total common stocks
(Cost: $5,322,021,805)                            $7,440,029,300

PAGE 38
Short-term securities (11.8%)


Issuer                Annualized            Amount      Value (a)
                        yield on        payable at
                        date of           maturity
                        purchase

U.S. government agencies (0.1%)
Federal Home Loan Bank Disc Nt
     08-05-96               5.32          600,000    $   599,647
Federal Home Loan Mtge Corp Disc Nt
     08-16-96               5.25        7,900,000      7,882,784

Total                                                  8,482,431

Commercial paper (11.5%)
ABN Amro
     08-27-96               5.06       15,000,000     14,937,992
     10-11-96               5.52        9,000,000      8,900,100
A.I. Credit
     08-20-96               5.41       10,000,000      9,970,327
     09-18-96               5.37       10,235,000     10,162,263
Alabama Power
     08-23-96               5.31        6,700,000      6,678,340
American General Finance
     08-01-96               5.38        1,500,000      1,500,000
     08-01-96               5.35       10,100,000     10,100,000
Ameritech Capital Funding
     08-13-96               5.40       13,600,000     13,572,004
     08-27-96               5.41    10,400,000 (f)    10,355,472
     08-29-96               5.42     1,200,000 (f)     1,194,564
Associates North America
     09-25-96               5.42       10,000,000      9,913,640
AVCO Financial Services
     08-01-96               5.40        3,500,000      3,500,000
     08-19-96               5.34        9,000,000      8,974,609
     08-29-96               5.34        8,300,000      8,263,616
     10-22-96               5.49        8,700,000      8,588,676
     10-30-96               5.49        5,400,000      5,321,952
     10-31-96               5.50       18,000,000     17,741,480
BBV Finance (Delaware)
     08-01-96               5.32        9,000,000      9,000,000
     08-07-96               5.33        4,400,000      4,395,729
     08-07-96               5.29       10,000,000      9,990,292
Becton Dickinson
     08-28-96               5.44        7,000,000      6,971,650
BellSouth
     08-28-96               5.42        6,958,000      6,928,555
     09-17-96               5.38        9,800,000      9,731,678
Beneficial
     09-12-96               5.39       10,000,000      9,937,583
CAFCO
     09-11-96               5.44       15,000,000     14,901,870
Cargill
     08-14-96               5.37        7,100,000      7,086,283
     10-08-96               5.53        8,000,000      7,914,900
     10-23-96               5.50    17,000,000 (f)    16,779,850
PAGE 39
Chevron
     08-21-96               5.43       13,000,000     12,966,995
Ciesco LP
     08-21-96               5.40     6,100,000 (f)     6,079,364
     08-23-96               5.34        7,000,000      6,974,122
     09-13-96               5.45       10,000,000      9,928,793
     10-01-96               5.43       10,000,000      9,904,417
CIT Group
     08-16-96               5.41       15,000,000     14,966,375
Commercial Credit
     08-08-96               5.39        5,400,000      5,394,361
Commerzbank U.S. Finance
     08-13-96               5.35        8,000,000      7,982,181
     08-14-96               5.39       16,700,000     16,661,560
CPC Intl
     09-04-96               5.44     8,300,000 (f)     8,254,972
     09-16-96               5.47    11,000,000 (f)    10,919,977
     09-24-96               5.37    12,000,000 (f)    11,899,533
     09-26-96               5.45    20,000,000 (f)    19,824,338
     10-22-96               5.49    10,300,000 (f)    10,168,203
Dean Witter
     08-05-96               5.37        3,800,000      3,796,830
Ford Motor Credit
     09-05-96               5.39       15,000,000     14,921,979
Gannett
     10-11-96               5.54    12,400,000 (f)    12,262,360
     10-15-96               5.52     5,400,000 (f)     5,376,337
     10-16-96               5.54    10,700,000 (f)    10,572,982
General Electric Capital
     08-14-96               5.37       12,000,000     11,971,840
     08-22-96               5.43       15,000,000     14,946,404
     08-28-96               5.44       10,000,000      9,954,418
     08-29-96               5.32        6,500,000      6,473,206
Goldman Sachs
     08-05-96               5.36        6,000,000      5,995,299
     08-23-96               5.39        5,000,000      4,981,030
     09-09-96               5.50        1,400,000      1,390,947
     09-10-96               5.47        7,000,000      6,954,606
     10-21-96               5.53        2,200,000      2,172,188
Harris Trust
     08-09-96               5.37       10,400,000     10,399,592
Hewlett-Packard
     08-29-96               5.42        4,500,000      4,479,153
     09-17-96               5.42        2,430,000      2,411,536
Household Finance
     08-26-96               5.42       10,000,000      9,958,074
     09-19-96               5.44       20,000,000     19,841,873
Kredietbank North America Finance
     09-03-96               5.16       10,000,000      9,945,270
Lilly (Eli) & Co.
     08-09-96               5.40       11,200,000     11,186,610
Merrill Lynch
     08-23-96               5.43        3,700,000      3,686,576
Metlife Funding
     09-09-96               5.39        9,700,000      9,643,675
Mobil Australia Finance (Delaware)
     08-15-96               5.40     8,000,000 (f)     7,980,371
     08-30-96               5.41    10,000,000 (f)     9,951,305
     09-18-96               5.48     8,000,000 (f)     7,937,946
PAGE 40
     09-18-96               5.45     9,908,000 (f)     9,831,146
     10-02-96               5.49     7,000,000 (f)     6,932,012
Morgan Stanley Group
     08-08-96               5.40        6,000,000      5,993,735
     09-06-96               5.37        7,100,000      7,062,086
Motorola
     08-28-96               5.35       13,523,000     13,469,043
Natl Australia Funding (Delaware)
     08-13-96               5.39        6,700,000      6,686,316
NationsBank
     08-06-96               5.37       15,000,000     14,999,931
     09-04-96               5.40        8,000,000      7,999,173
Norfolk Southern
     08-29-96               5.37     5,000,000 (f)     4,977,144
PACCAR
     08-26-96               5.34        9,000,000      8,962,856
Penney (JC) Funding
     09-17-96               5.43        9,000,000      8,932,984
Pfizer
     08-02-96               5.40    20,000,000 (f)    19,997,017
Pitney Bowes Credit
     08-29-96               5.42        9,000,000      8,958,859
     10-09-96               5.49        3,500,000      3,452,048
     10-16-96               5.51        8,800,000      8,695,537
Reed Elsevier
     09-20-96               5.47    20,000,000 (f)    19,839,148
SAFECO Credit
     08-05-96               5.35        8,100,000      8,093,845
     08-23-96               5.41        7,500,000      7,475,387
     09-23-96               5.40        1,000,000        991,768
Sandoz
     08-01-96               5.38    12,000,000 (f)    12,000,000
     08-06-96               5.40        8,800,000      8,793,449
     08-20-96               5.35        8,000,000      7,973,647
     09-10-96               5.47     7,900,000 (f)     7,847,816
Siemens
     08-20-96               5.41        9,100,000      9,070,024
     09-18-96               5.44        1,300,000      1,289,701
SmithKline Beecham
     08-13-96               5.40       15,600,000     15,572,024
Societe Generale North America
     08-12-96               5.39       21,700,000     21,664,526
Southern California Gas
     09-03-96               5.03    10,269,000 (f)    10,212,059
     10-29-96               5.53     5,623,000 (f)     5,546,246
Southwestern Bell Telephone
     09-10-96               5.37        8,500,000      8,449,567
Transamerica Financial
     08-19-96               5.37        6,000,000      5,981,152
     09-23-96               5.40        3,000,000      2,975,303
USAA Capital
     08-07-96               5.40        9,100,000      9,091,856
     08-12-96               5.37       14,000,000     13,972,579
     08-19-96               5.34       10,000,000      9,968,587
     08-23-96               5.41        6,700,000      6,678,013
     09-06-96               5.33        5,100,000      5,072,970
U S WEST Communications
     09-17-96               5.44        9,600,000      9,525,755
     09-24-96               5.40        8,600,000      8,530,856
PAGE 41
     10-24-96               5.49       10,000,000      9,868,958

Total                                                987,866,146

Letters of credit (0.2%)
First Chicago - Commed Fuel
     08-15-96               5.42        9,134,000      9,112,039
     09-09-96               5.35        9,203,000      9,149,960

Total                                                 18,261,999

Total short-term securities
(Cost: $1,014,865,742)                            $1,014,610,576

Total investments in securities of unaffiliated issuers
(Cost: $6,336,887,547)                            $8,454,639,876

PAGE 42
Investments in securities of affiliated issuer (e)
Common Stock (1.5%)


Issuer                                      Shares      Value (a)

Reynolds & Reynolds Cl A                 2,750,000   $133,031,250

Total investments in securities of affiliated issuer
(Cost: $72,334,647)                                   133,031,250


Total investments in securities
(Cost: $6,409,222,194) (g)                          $8,587,671,126

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Security is partially or fully on loan. See Note 4 to the financial statements.
(e) Investments representing 5% or more of the outstanding voting securities of the issuer.
(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) At July 31, 1996, the cost of securities for federal income tax purposes was $6,409,235,783 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            2,247,642,210
Unrealized depreciation                              (69,206,867)

Net unrealized appreciation                        2,178,435,343

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American Express Service Corporation, Distributor





AMERICAN
EXPRESS
Financial
Direct

P.O. Box 59196
Minneapolis, MN  55459-0196